Earnings per share	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Earnings per share

Note 11 Earnings per share

	For the three months ended		For the six months ended
(Millions of Canadian dollars, except share and per share amounts)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Basic earnings per share
Net income	$3,649	$4,253	$6,863	$8,348
Dividends on preferred shares and distributions on other equity instruments	(67)	(68)	(111)	(122)
Net income attributable to non-controlling interests	(1)	(3)	(3)	(5)
Net income available to common shareholders	$3,581	$4,182	$6,749	$8,221
Weighted average number of common shares (in thousands)	1,388,388	1,409,702	1,385,525	1,415,855
Basic earnings per share (in dollars)	$2.58	$2.97	$4.87	$5.81
Diluted earnings per share
Net income available to common shareholders	$3,581	$4,182	$6,749	$8,221
Weighted average number of common shares (in thousands)	1,388,388	1,409,702	1,385,525	1,415,855
Stock options (1)	1,735	2,247	1,744	2,219
Issuable under other share-based compensation plans	26	603	26	602
Average number of diluted common shares (in thousands)	1,390,149	1,412,552	1,387,295	1,418,676
Diluted earnings per share (in dollars)	$2.58	$2.96	$4.86	$5.80

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three and six months ended April 30, 2023,
and
April 30, 2022, no outstanding options were excluded from the calculation of diluted earnings per share.